Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2021
Registrant Name	dei_EntityRegistrantName	AIM Investment Securities Funds (Invesco Investment Securities Funds)
CIK	dei_EntityCentralIndexKey	0000842790
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jun. 25, 2021
Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2021
Prospectus Date	rr_ProspectusDate	Jun. 28, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
INVESCO CORPORATE BOND FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACCBX
INVESCO CORPORATE BOND FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACCEX
INVESCO CORPORATE BOND FUND | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACCZX
INVESCO CORPORATE BOND FUND | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACCHX
INVESCO CORPORATE BOND FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACCWX
INVESCO CORPORATE BOND FUND | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICBFX
Invesco Global Real Estate Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGREX
Invesco Global Real Estate Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGREX
Invesco Global Real Estate Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGREX
Invesco Global Real Estate Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARGYX
Invesco Global Real Estate Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IGREX
Invesco Global Real Estate Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGREX
INVESCO Government Money Market Fund | Invesco Cash Reserve
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIMXX
INVESCO Government Money Market Fund | Class AX
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACZXX
INVESCO Government Money Market Fund | Class CX
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACXXX
INVESCO Government Money Market Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INAXX
INVESCO Government Money Market Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INIXX
Invesco High Yield Bond Factor Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OGYAX
Invesco High Yield Bond Factor Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OGYCX
Invesco High Yield Bond Factor Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OGYNX
Invesco High Yield Bond Factor Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OGYYX
Invesco High Yield Bond Factor Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBHYX
Invesco High Yield Bond Factor Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OGYIX
Invesco High Yield Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMHYX
Invesco High Yield Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHYCX
Invesco High Yield Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHHYX
Invesco High Yield Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HYINX
Invesco High Yield Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHIYX
Invesco High Yield Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HYIFX
Invesco Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGOVX
Invesco Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGVCX
Invesco Income Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGVRX
Invesco Income Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGVYX
Invesco Income Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGIVX
Invesco Income Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGOIX
Invesco Income Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGOIX
Invesco Intermediate Bond Factor Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OFIAX
Invesco Intermediate Bond Factor Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OFICX
Invesco Intermediate Bond Factor Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OFINX
Invesco Intermediate Bond Factor Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OFIYX
Invesco Intermediate Bond Factor Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IOTEX
Invesco Intermediate Bond Factor Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OFIIX
Invesco Real Estate Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IARAX
Invesco Real Estate Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IARCX
Invesco Real Estate Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IARRX
Invesco Real Estate Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IARYX
Invesco Real Estate Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REINX
Invesco Real Estate Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IARIX
Invesco Real Estate Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IARFX
Invesco Short Duration Inflation Protected Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LMTAX
Invesco Short Duration Inflation Protected Fund | Class A2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHTIX
Invesco Short Duration Inflation Protected Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LMTYX
Invesco Short Duration Inflation Protected Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALMIX
Invesco Short Duration Inflation Protected Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDPSX
Invesco Short Term Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STBAX
Invesco Short Term Bond Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STBCX
Invesco Short Term Bond Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STBRX
Invesco Short Term Bond Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STBYX
Invesco Short Term Bond Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ISTBX
Invesco Short Term Bond Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ISTFX
Invesco US Government Money Portfolio | Invesco Cash Reserve
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMQXX
Invesco US Government Money Portfolio | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMCXX
Invesco US Government Money Portfolio | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMLXX
Invesco US Government Money Portfolio | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OMBXX
Invesco US Government Money Portfolio | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMRXX